FORM N-PX
                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:  811-02120

                              Security Income Fund
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               (Exact name of registrant as specified in charter)

                  One Security Benefit Place, Topeka, KS 66636
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                    (Address of principal executive offices)

            Donald C. Cacciapaglia, President, Security Income Fund,
                  One Security Benefit Place, Topeka, KS 66636
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                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (785) 438-3000

Date of Fiscal year-end:  09/30

Date of reporting period:  7/1/2012 - 6/30/2013

========================== Investment Grade Bond Fund ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.


============= Security Income Fund - Floating Rate Strategies Fund =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.


==================== Security Income Fund - High Yield Fund ====================

CIT GROUP INC.

Ticker:       CIT            Security ID:  125581801
Meeting Date: MAY 14, 2013   Meeting Type: Annual
Record Date:  MAR 18, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director John A. Thain            For       For          Management
1b    Elect Director Michael J. Embler        For       For          Management
1c    Elect Director William M. Freeman       For       For          Management
1d    Elect Director David M. Moffett         For       For          Management
1e    Elect Director R. Brad Oates            For       For          Management
1f    Elect Director Marianne Miller Parrs    For       For          Management
1g    Elect Director Gerald Rosenfeld         For       For          Management
1h    Elect Director John R. Ryan             For       For          Management
1i    Elect Director Seymour Sternberg        For       For          Management
1j    Elect Director Peter J. Tobin           For       For          Management
1k    Elect Director Laura S. Unger           For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

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LEUCADIA NATIONAL CORPORATION

Ticker:       LUK            Security ID:  527288104
Meeting Date: FEB 28, 2013   Meeting Type: Special
Record Date:  JAN 28, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Acquisition OR Issue Shares in  For       For          Management
      Connection with Acquisition
2     Amend Securities Transfer Restrictions  For       For          Management
3     Advisory Vote on Golden Parachutes      For       For          Management
4     Adjourn Meeting                         For       For          Management

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SONIC AUTOMOTIVE, INC.

Ticker:       SAH            Security ID:  83545G102
Meeting Date: APR 17, 2013   Meeting Type: Annual
Record Date:  FEB 19, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director O. Bruton Smith          For       For          Management
1.2   Elect Director B. Scott Smith           For       For          Management
1.3   Elect Director David Bruton Smith       For       For          Management
1.4   Elect Director William I. Belk          For       For          Management
1.5   Elect Director William R. Brooks        For       For          Management
1.6   Elect Director Victor H. Doolan         For       For          Management
1.7   Elect Director Robert Heller            For       For          Management
1.8   Elect Director Robert L. Rewey          For       For          Management
1.9   Elect Director David C. Vorhoff         For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Auditors                         For       For          Management


=============== Security Income Fund - Macro Opportunities Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.


================= Security Income Fund - Municipal Income Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.


================= Security Income Fund- Total Return Bond Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                    SECURITY INCOME FUND
                                    (Registrant)

                                    By:   /s/ AMY J. LEE
                                          --------------------------------------
                                          Amy J. Lee, Vice President & Secretary

                                    Date: August 8, 2013